Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Global Investment Trust
Entity Central Index Key	0000916488
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class A
Trading Symbol	TEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$192	1.75%
[1]
Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Templeton Emerging Markets Small Cap Fund returned 19.14%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 19.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, financials, and industrials contributed to absolute returns.
↑	By country, Taiwan, South Korea, and the Philippines were the largest absolute contributors.
↑	Shares of Taiwan-based integrated circuit substrate provider Kinsus Interconnect Technology advanced on a rally in artificial intelligence (AI)-related stocks and AI-related demand.

Top detractors from performance:
↓	By sector, consumer discretionary and utilities detracted from absolute returns.
↓	By country, Vietnam, the United Arab Emirates, and Indonesia were absolute detractors.
↓	Shares of Indian investment company Bajaj Holdings & Investment fell alongside a weakness in the broader Indian equity market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	19.14	5.30	6.90
Class A (with sales charge)	12.62	4.11	6.29
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index-NR	19.49	7.64	9.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 333,986,601
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 3,281,465
Investment Company Portfolio Turnover	32.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$333,986,601
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,281,465
Portfolio Turnover Rate	32.40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class C
Trading Symbol	TCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$273	2.50%
[3]
Expenses Paid, Amount	$ 273
Expense Ratio, Percent	2.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Templeton Emerging Markets Small Cap Fund returned 18.28%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 19.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, financials, and industrials contributed to absolute returns.
↑	By country, Taiwan, South Korea, and the Philippines were the largest absolute contributors.
↑	Shares of Taiwan-based integrated circuit substrate provider Kinsus Interconnect Technology advanced on a rally in artificial intelligence (AI)-related stocks and AI-related demand.

Top detractors from performance:
↓	By sector, consumer discretionary and utilities detracted from absolute returns.
↓	By country, Vietnam, the United Arab Emirates, and Indonesia were absolute detractors.
↓	Shares of Indian investment company Bajaj Holdings & Investment fell alongside a weakness in the broader Indian equity market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	18.28	4.53	6.10
Class C (with sales charge)	17.28	4.53	6.10
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index-NR	19.49	7.64	9.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 333,986,601
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 3,281,465
Investment Company Portfolio Turnover	32.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$333,986,601
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,281,465
Portfolio Turnover Rate	32.40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class R
Trading Symbol	FTESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$219	2.00%
[5]
Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Templeton Emerging Markets Small Cap Fund returned 18.85%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 19.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, financials, and industrials contributed to absolute returns.
↑	By country, Taiwan, South Korea, and the Philippines were the largest absolute contributors.
↑	Shares of Taiwan-based integrated circuit substrate provider Kinsus Interconnect Technology advanced on a rally in artificial intelligence (AI)-related stocks and AI-related demand.

Top detractors from performance:
↓	By sector, consumer discretionary and utilities detracted from absolute returns.
↓	By country, Vietnam, the United Arab Emirates, and Indonesia were absolute detractors.
↓	Shares of Indian investment company Bajaj Holdings & Investment fell alongside a weakness in the broader Indian equity market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	18.85	5.04	6.63
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index-NR	19.49	7.64	9.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 333,986,601
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 3,281,465
Investment Company Portfolio Turnover	32.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$333,986,601
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,281,465
Portfolio Turnover Rate	32.40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class R6
Trading Symbol	FTEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$161	1.47%
[7]
Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Templeton Emerging Markets Small Cap Fund returned 19.58%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 19.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, financials, and industrials contributed to absolute returns.
↑	By country, Taiwan, South Korea, and the Philippines were the largest absolute contributors.
↑	Shares of Taiwan-based integrated circuit substrate provider Kinsus Interconnect Technology advanced on a rally in artificial intelligence (AI)-related stocks and AI-related demand.

Top detractors from performance:
↓	By sector, consumer discretionary and utilities detracted from absolute returns.
↓	By country, Vietnam, the United Arab Emirates, and Indonesia were absolute detractors.
↓	Shares of Indian investment company Bajaj Holdings & Investment fell alongside a weakness in the broader Indian equity market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	19.58	5.62	7.24
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index-NR	19.49	7.64	9.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 333,986,601
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 3,281,465
Investment Company Portfolio Turnover	32.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$333,986,601
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,281,465
Portfolio Turnover Rate	32.40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Advisor Class
Trading Symbol	TEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$165	1.50%
[9]
Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Advisor Class shares of Templeton Emerging Markets Small Cap Fund returned 19.50%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 19.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, financials, and industrials contributed to absolute returns.
↑	By country, Taiwan, South Korea, and the Philippines were the largest absolute contributors.
↑	Shares of Taiwan-based integrated circuit substrate provider Kinsus Interconnect Technology advanced on a rally in artificial intelligence (AI)-related stocks and AI-related demand.

Top detractors from performance:
↓	By sector, consumer discretionary and utilities detracted from absolute returns.
↓	By country, Vietnam, the United Arab Emirates, and Indonesia were absolute detractors.
↓	Shares of Indian investment company Bajaj Holdings & Investment fell alongside a weakness in the broader Indian equity market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	19.50	5.57	7.16
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index-NR	19.49	7.64	9.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 333,986,601
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 3,281,465
Investment Company Portfolio Turnover	32.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$333,986,601
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,281,465
Portfolio Turnover Rate	32.40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Templeton SMACS: Series EM [Member]
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series EM
Class Name	Franklin Templeton SMACS: Series EM
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series EM for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series EM1	$0	0.00%
[11],[12]
Expenses Paid, Amount	$ 0	[11]
Expense Ratio, Percent	0.00%	[11]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Franklin Templeton SMACS: Series EM Fund returned 109.29%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology, consumer discretionary and industrials sectors contributed to absolute returns.
↑	By country, South Korea, Taiwan and South Africa were the largest absolute contributors.
↑
SK Hynix’s share price ascent was driven by strong earnings, continued artificial intelligence (AI)-related memory demand and tight memory supply. Corporate actions such as its Nasdaq ADR listing and new shareholder return program were also supportive.

Top detractors from performance:
↓	Consumer staples, communication services and materials detracted at the sector level.
↓	By country, India and the Philippines detracted on absolute terms.
↓	Kuaishou Technology’s share price after reporting its latest quarterly earnings. Second-quarter profit declined from a year ago due to weak consumption in China and high AI investments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	Since Inception (10/20/2021)
Franklin Templeton SMACS: Series EM	109.29	20.81
MSCI Emerging Markets Index-NR	39.25	8.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,360,949
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,360,949
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[13]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities of semiconductor companies.
Related disclosure regarding the risks of investing in securities of semiconductor companies was also added to the Fund’s principal risks.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities of semiconductor companies.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of investing in securities of semiconductor companies was also added to the Fund’s principal risks.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documentshttps://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[12]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[13]
*	Does not include derivatives, except purchased options, if any.